Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Reconciliation of Elements of Business Combination to Consolidated Statement of Cash Flows and Consolidated Statement of Redeemable Non-Controlling Interest and Stockholders' Equity

The following table reconciles the elements of the Business Combination to the Consolidated Statement of Cash Flows and the Consolidated Statement of Redeemable Non-Controlling Interest and Stockholders’ Equity for the year ended December 31, 2020 (amounts in thousands):

Recapitalization
Cash- Kensington trust and cash, net of redemptions	$230,128
Cash- PIPE Financing	500,000
Non-cash net assets assumed from Kensington	592
Less: Fair value of assumed common stock warrants (Restated)	109,081
Less: transaction costs and advisory fees for QuantumScape allocated to equity (Restated)	41,664
Less: transaction costs and advisory fees for Kensington (Restated)	11,372

Net Business Combination (Restated)	$568,603
Less: non-cash net assets assumed from Kensington	592
Less: transaction costs and advisory fees for QuantumScape allocated to warrants (Restated)	1,245
Add: Non-cash fair value of assumed common stock warrants (Restated)	109,081
Add: accrued transaction costs and advisor fees	1,016

Net cash contributions from Business Combination	$676,863

Schedule of Number of Shares of Common Stock Issued Immediately Following Consummation of Business Combination

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Number of Shares
Common stock, outstanding prior to Business Combination	23,000,000
Less: redemption of Kensington shares	15,255

Common stock of Kensington	22,984,745
Kensington Founder Shares	5,750,000
Shares issued in PIPE Financing	50,000,000

Business Combination and PIPE Financing shares—Class A common stock	78,734,745
Legacy QuantumScape shares—Class A common stock (1)	110,734,478
Legacy QuantumScape shares—Class B common stock (1)	158,301,450

Total shares of common stock immediately after Business Combination	347,770,673

(1)

The number of Legacy QuantumScape Class A common stock was determined from the 27,533,913 shares of Legacy QuantumScape Class A common stock outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio. All fractional shares were rounded down.

(2)

The number of Legacy QuantumScape Class B common stock was determined from the 39,361,342 shares of Legacy QuantumScape Class B common stock outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio. All fractional shares were rounded down.